Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Opening balance	$ 32.0	$ 35.2
Additions	0.0	0.5
Depreciation	(6.8)	(0.8)
Disposals	(3.8)	(2.9)
Total right-of-use-assets	$ 21.4	$ 32.0